American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
November 30, 2023

Avantis Core Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 61.6%
Aerospace and Defense — 1.6%
Boeing Co., 3.625%, 2/1/31	110,000	99,015
Boeing Co., 3.60%, 5/1/34	90,000	76,422
General Dynamics Corp., 3.625%, 4/1/30	184,000	170,821
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	27,941
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,821
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	144,615
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	39,289
RTX Corp., 5.15%, 2/27/33	250,000	245,640
Textron, Inc., 4.00%, 3/15/26	30,000	29,046
		879,610
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	98,319
United Parcel Service, Inc., 3.40%, 3/15/29	200,000	187,931
		286,250
Automobile Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	48,000	43,614
Automobiles — 1.1%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	55,799
American Honda Finance Corp., 2.35%, 1/8/27	48,000	44,317
American Honda Finance Corp., 3.50%, 2/15/28	150,000	141,156
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	26,966
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	63,612
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,328
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	30,317
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	244,858
		634,353
Banks — 10.1%
Asian Development Bank, 2.625%, 1/30/24	200,000	199,101
Asian Development Bank, 2.375%, 8/10/27	16,000	14,883
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	100,000	98,551
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	300,000	299,266
Bank of Montreal, 5.72%, 9/25/28	600,000	607,630
Bank of Nova Scotia, 3.40%, 2/11/24	68,000	67,688
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	193,200
Commonwealth Bank of Australia, 5.08%, 1/10/25	600,000	599,116
Council Of Europe Development Bank, 2.50%, 2/27/24	275,000	273,107
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	91,409
European Investment Bank, 2.25%, 6/24/24	100,000	98,287
European Investment Bank, 4.50%, 10/16/28	100,000	100,424
Export Development Canada, 3.875%, 2/14/28	300,000	293,055
HSBC USA, Inc., 5.625%, 3/17/25	250,000	249,978
Inter-American Development Bank, 2.625%, 1/16/24	25,000	24,915
Inter-American Development Bank, 0.625%, 7/15/25	150,000	140,054
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	51,928
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	250,000	246,641
Lloyds Banking Group Plc, 3.75%, 1/11/27	250,000	236,314
National Australia Bank Ltd., 5.13%, 11/22/24	400,000	398,887
Royal Bank of Canada, 6.00%, 11/1/27	125,000	128,474

Royal Bank of Canada, 2.30%, 11/3/31	200,000	160,763
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	185,908
U.S. Bank NA, 2.80%, 1/27/25	250,000	241,782
Wells Fargo & Co., 3.55%, 9/29/25	66,000	63,809
Westpac Banking Corp., 2.85%, 5/13/26	70,000	66,496
Westpac Banking Corp., 3.35%, 3/8/27	145,000	137,628
Westpac Banking Corp., 5.46%, 11/18/27	350,000	354,893
		5,624,187
Beverages — 2.1%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	238,397
Brown-Forman Corp., 4.75%, 4/15/33	500,000	492,475
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	289,319
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	69,179
PepsiCo, Inc., 3.00%, 10/15/27	73,000	68,852
		1,158,222
Biotechnology — 0.1%
Biogen, Inc., 2.25%, 5/1/30	78,000	64,188
Broadline Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	30,155
Amazon.com, Inc., 4.80%, 12/5/34	100,000	100,732
		130,887
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	136,094
Capital Markets — 3.1%
Bank of New York Mellon Corp., 3.85%, 4/26/29	250,000	235,200
BlackRock, Inc., 2.10%, 2/25/32	75,000	60,197
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	96,532
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	192,169
Charles Schwab Corp., 3.20%, 3/2/27	30,000	28,021
Charles Schwab Corp., 1.95%, 12/1/31	120,000	91,697
CME Group, Inc., 3.75%, 6/15/28	100,000	95,873
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	194,276
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	136,013
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	96,471
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	82,811
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	95,515
Morgan Stanley, 3.875%, 1/27/26	150,000	145,766
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,559
S&P Global, Inc., 2.45%, 3/1/27	173,000	160,376
		1,734,476
Chemicals — 1.1%
CF Industries, Inc., 5.15%, 3/15/34	138,000	130,768
Dow Chemical Co., 4.25%, 10/1/34	100,000	90,456
EIDP, Inc., 2.30%, 7/15/30	30,000	25,317
Linde, Inc., 3.20%, 1/30/26	48,000	46,264
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	150,005
Mosaic Co., 5.45%, 11/15/33	60,000	58,495
RPM International, Inc., 4.55%, 3/1/29	64,000	61,054
Westlake Corp., 3.60%, 8/15/26	42,000	40,052
Westlake Corp., 3.375%, 6/15/30	30,000	26,043
		628,454
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	159,942
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,053
		256,995

Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	25,279
Consumer Finance — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	239,931
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	118,824
Dollar Tree, Inc., 4.00%, 5/15/25	265,000	258,112
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,550
Sysco Corp., 5.375%, 9/21/35	125,000	122,269
Target Corp., 2.65%, 9/15/30	42,000	36,464
		564,219
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	100,000	72,902
Diversified REITs — 1.0%
Boston Properties LP, 3.65%, 2/1/26	50,000	47,220
ERP Operating LP, 3.25%, 8/1/27	90,000	83,712
Essex Portfolio LP, 4.00%, 3/1/29	150,000	139,476
Prologis LP, 2.25%, 4/15/30	115,000	96,095
Simon Property Group LP, 2.20%, 2/1/31	200,000	160,084
		526,587
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.75%, 6/1/31	120,000	100,942
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	236,185
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	130,400
		467,527
Electric Utilities — 3.5%
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	114,759
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,790
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	133,679
DTE Electric Co., Series A, 1.90%, 4/1/28	150,000	131,836
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	55,795
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	103,168
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,056
Duke Energy Corp., 4.50%, 8/15/32	125,000	116,659
Edison International, 3.55%, 11/15/24	65,000	63,491
Edison International, 5.75%, 6/15/27	250,000	251,576
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,523
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	27,991
Entergy Mississippi LLC, 2.85%, 6/1/28	160,000	144,571
Florida Power & Light Co., 5.05%, 4/1/28	100,000	100,249
PacifiCorp, 2.70%, 9/15/30	54,000	44,144
PacifiCorp, 6.25%, 10/15/37	150,000	149,773
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	113,965
Public Service Electric & Gas Co., 3.00%, 5/15/27	36,000	33,772
Puget Energy, Inc., 4.10%, 6/15/30	66,000	58,972
Southern Co., 3.70%, 4/30/30	150,000	137,247
Union Electric Co., 2.95%, 3/15/30	68,000	59,654
Wisconsin Power & Light Co., 3.00%, 7/1/29	24,000	21,592
		1,936,262
Electronic Equipment, Instruments and Components — 0.2%
Flex Ltd., 3.75%, 2/1/26	30,000	28,701
Trimble, Inc., 4.90%, 6/15/28	62,000	60,400
		89,101
Energy Equipment and Services — 0.9%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	175,000	167,663

Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	30,000	28,140
Halliburton Co., 2.92%, 3/1/30(1)	175,000	153,390
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	65,588
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	57,498
		472,279
Financial Services — 0.4%
Global Payments, Inc., 4.95%, 8/15/27	100,000	98,064
Global Payments, Inc., 4.45%, 6/1/28	100,000	95,277
		193,341
Food Products — 1.0%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	59,869
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	69,315
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	84,608
Campbell Soup Co., 4.15%, 3/15/28	64,000	61,548
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	72,982
General Mills, Inc., 4.95%, 3/29/33	200,000	194,439
		542,761
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	35,000	29,830
Ground Transportation — 1.3%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	216,617
CSX Corp., 6.15%, 5/1/37	75,000	79,822
Union Pacific Corp., 3.25%, 1/15/25	250,000	244,341
Union Pacific Corp., 3.70%, 3/1/29	200,000	190,131
		730,911
Health Care Equipment and Supplies — 0.5%
DH Europe Finance II Sarl, 2.20%, 11/15/24	250,000	242,318
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	24,933
Medtronic, Inc., 4.375%, 3/15/35	30,000	28,154
		295,405
Health Care Providers and Services — 2.7%
Adventist Health System, 2.95%, 3/1/29	67,000	59,010
Aetna, Inc., 3.50%, 11/15/24	200,000	195,980
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,557
Cigna Group, 5.40%, 3/15/33	100,000	99,898
CVS Health Corp., 5.25%, 2/21/33	50,000	49,173
CVS Health Corp., 4.875%, 7/20/35	70,000	65,362
Elevance Health, Inc., 3.35%, 12/1/24	300,000	293,147
HCA, Inc., 3.625%, 3/15/32	200,000	172,714
HCA, Inc., 5.50%, 6/1/33	250,000	245,921
Humana, Inc., 2.15%, 2/3/32	200,000	157,197
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	23,001
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	81,718
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	23,074
		1,495,752
Hotels, Restaurants and Leisure — 1.2%
Expedia Group, Inc., 3.80%, 2/15/28	325,000	305,295
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	298,619
Marriott International, Inc., 4.625%, 6/15/30	75,000	71,472
		675,386
Household Durables — 1.1%
DR Horton, Inc., 1.40%, 10/15/27	150,000	130,833
Lennar Corp., 4.75%, 5/30/25	250,000	246,619
Whirlpool Corp., 5.50%, 3/1/33	250,000	241,524
		618,976

Industrial Conglomerates — 1.0%
3M Co., 3.375%, 3/1/29(1)	100,000	91,452
3M Co., 5.70%, 3/15/37(1)	18,000	18,648
Eaton Corp., 4.15%, 3/15/33	400,000	373,568
Honeywell International, Inc., 1.75%, 9/1/31	50,000	39,858
Honeywell International, Inc., 5.70%, 3/15/36	24,000	24,995
		548,521
Insurance — 1.3%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,018
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	28,434
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	83,321
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	44,076
MetLife, Inc., 4.55%, 3/23/30(1)	165,000	161,316
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	216,371
Willis North America, Inc., 4.50%, 9/15/28	150,000	143,649
		746,185
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 3.50%, 8/15/27	350,000	334,784
IT Services — 0.5%
International Business Machines Corp., 3.50%, 5/15/29	100,000	93,216
VeriSign, Inc., 2.70%, 6/15/31	200,000	164,108
		257,324
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	67,000	62,275
Machinery — 1.2%
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	26,251
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	128,450
PACCAR Financial Corp., 4.95%, 10/3/25	300,000	299,302
Stanley Black & Decker, Inc., 6.00%, 3/6/28	200,000	204,903
		658,906
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	210,000	200,249
Fox Corp., 3.05%, 4/7/25	130,000	125,758
Fox Corp., 5.48%, 1/25/39	150,000	137,094
		463,101
Metals and Mining — 0.8%
ArcelorMittal SA, 6.80%, 11/29/32	100,000	103,038
Barrick Gold Corp., 6.45%, 10/15/35	100,000	105,432
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,547
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	86,796
Vale Overseas Ltd., 6.125%, 6/12/33	100,000	99,188
		435,001
Multi-Utilities — 0.6%
Consumers Energy Co., 4.625%, 5/15/33	200,000	191,213
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	100,946
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	29,608
		321,767
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	43,191
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	47,800
BP Capital Markets America, Inc., 3.12%, 5/4/26	200,000	191,525
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	253,748
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,500
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	24,817

Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	58,618
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	62,430
Chevron Corp., 1.55%, 5/11/25	42,000	39,983
Chevron USA, Inc., 3.85%, 1/15/28	26,000	25,267
Chevron USA, Inc., 6.00%, 3/1/41	248,000	272,454
ConocoPhillips Co., 2.40%, 3/7/25	200,000	192,988
ConocoPhillips Co., 6.95%, 4/15/29	200,000	219,711
Devon Energy Corp., 4.50%, 1/15/30	133,000	123,756
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	181,280
Enbridge, Inc., 3.125%, 11/15/29	42,000	37,315
Energy Transfer LP, 5.25%, 4/15/29	200,000	196,546
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,493
EOG Resources, Inc., 4.15%, 1/15/26	200,000	195,986
EQT Corp., 6.125%, 2/1/25	250,000	250,512
Equinor ASA, 1.75%, 1/22/26	70,000	65,602
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	47,733
Hess Corp., 5.60%, 2/15/41	150,000	150,976
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	17,031
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,726
MPLX LP, 2.65%, 8/15/30	30,000	25,092
ONEOK, Inc., 6.35%, 1/15/31	35,000	36,114
ONEOK, Inc., 6.00%, 6/15/35	60,000	59,616
Phillips 66, 3.90%, 3/15/28	24,000	22,791
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	24,615
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	300,000	294,225
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	64,223
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,543
Shell International Finance BV, 2.50%, 9/12/26	66,000	62,133
Shell International Finance BV, 4.125%, 5/11/35	12,000	10,988
Valero Energy Corp., 6.625%, 6/15/37	30,000	31,497
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,038
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,511
		3,409,183
Paper and Forest Products — 0.2%
WestRock MWV LLC, 7.95%, 2/15/31	100,000	113,060
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	100,895
Southwest Airlines Co., 2.625%, 2/10/30	37,000	31,277
		132,172
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	45,809
Estee Lauder Cos., Inc., 4.65%, 5/15/33(1)	300,000	286,981
		332,790
Pharmaceuticals — 2.4%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	41,639
AstraZeneca PLC, 0.70%, 4/8/26	140,000	127,425
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	193,876
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	263,360
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,315
Merck & Co., Inc., 2.15%, 12/10/31	200,000	164,483
Novartis Capital Corp., 3.10%, 5/17/27	66,000	62,623
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	147,222
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	59,000
Sanofi SA, 3.625%, 6/19/28	65,000	62,287

Wyeth LLC, 5.95%, 4/1/37	200,000	211,208
		1,355,438
Residential REITs — 0.8%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	62,376
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	22,306
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	67,818
Camden Property Trust, 3.15%, 7/1/29	85,000	76,343
UDR, Inc., 3.20%, 1/15/30	264,000	231,965
		460,808
Retail REITs — 0.4%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	160,392
Realty Income Corp., 3.65%, 1/15/28	36,000	33,730
		194,122
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	151,662
Broadcom, Inc., 4.30%, 11/15/32	110,000	101,099
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	74,868
Intel Corp., 3.90%, 3/25/30	60,000	56,744
Intel Corp., 5.20%, 2/10/33(1)	250,000	253,573
Lam Research Corp., 4.00%, 3/15/29	125,000	120,508
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	132,359
Micron Technology, Inc., 4.66%, 2/15/30	150,000	142,224
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	24,000	24,081
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	120,000	114,616
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	62,897
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	399,885
		1,634,516
Software — 1.1%
Autodesk, Inc., 2.85%, 1/15/30	150,000	131,652
Oracle Corp., 3.25%, 5/15/30	75,000	66,873
Oracle Corp., 6.50%, 4/15/38	125,000	133,868
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	63,919
Salesforce, Inc., 1.95%, 7/15/31	50,000	41,055
VMware, Inc., 1.80%, 8/15/28	100,000	85,795
VMware, Inc., 4.70%, 5/15/30	60,000	57,191
		580,353
Specialized REITs — 0.7%
American Tower Corp., 3.60%, 1/15/28	66,000	61,414
American Tower Corp., 2.90%, 1/15/30	100,000	85,969
Crown Castle, Inc., 3.30%, 7/1/30	150,000	130,312
Equinix, Inc., 2.00%, 5/15/28	125,000	108,282
		385,977
Specialty Retail — 0.7%
AutoNation, Inc., 3.80%, 11/15/27	40,000	36,670
AutoZone, Inc., 4.00%, 4/15/30	150,000	138,867
Home Depot, Inc., 2.80%, 9/14/27	66,000	61,603
Home Depot, Inc., 2.70%, 4/15/30	150,000	132,248
TJX Cos., Inc., 1.15%, 5/15/28	30,000	25,609
		394,997
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 3.20%, 5/11/27	12,000	11,460
Apple, Inc., 2.20%, 9/11/29	18,000	15,851
Apple, Inc., 1.65%, 5/11/30	48,000	40,063

Dell International LLC / EMC Corp., 5.75%, 2/1/33	150,000	152,063
		219,437
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., 2.85%, 3/27/30	150,000	134,484
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	61,290	49,911
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	91,877
T-Mobile USA, Inc., 5.20%, 1/15/33(1)	80,000	78,802
Vodafone Group PLC, 6.15%, 2/27/37	180,000	185,993
		356,672
TOTAL CORPORATE BONDS (Cost $35,586,972)		34,178,754
U.S. TREASURY SECURITIES AND EQUIVALENTS — 25.6%
Israel Government AID Bond, 5.50%, 12/4/23	250,000	250,000
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	265,859
U.S. Treasury Bonds, 4.75%, 2/15/37	230,000	238,921
U.S. Treasury Bonds, 1.125%, 5/15/40	750,000	444,976
U.S. Treasury Bonds, 1.125%, 8/15/40	350,000	205,837
U.S. Treasury Bonds, 1.375%, 11/15/40	850,000	520,675
U.S. Treasury Bonds, 2.25%, 5/15/41	730,000	516,461
U.S. Treasury Bonds, 2.375%, 2/15/42	650,000	463,201
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	394,473
U.S. Treasury Bonds, 2.75%, 8/15/42	500,000	377,676
U.S. Treasury Bonds, 2.75%, 11/15/42	1,015,000	764,343
U.S. Treasury Bonds, 3.125%, 2/15/43	900,000	717,785
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,070,125
U.S. Treasury Bonds, 3.625%, 8/15/43	925,000	794,488
U.S. Treasury Bonds, 3.125%, 8/15/44	250,000	196,924
U.S. Treasury Bonds, 2.875%, 8/15/45	150,000	112,225
U.S. Treasury Notes, 0.75%, 12/31/23	600,000	597,713
U.S. Treasury Notes, 0.125%, 1/15/24	450,000	447,125
U.S. Treasury Notes, 0.875%, 1/31/24	50,000	49,627
U.S. Treasury Notes, 2.125%, 2/29/24	340,000	337,268
U.S. Treasury Notes, 0.375%, 4/15/24	450,000	441,922
U.S. Treasury Notes, 2.50%, 4/30/24	850,000	839,957
U.S. Treasury Notes, 2.00%, 5/31/24	500,000	491,789
U.S. Treasury Notes, 2.50%, 5/31/24	450,000	443,700
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	362,342
U.S. Treasury Notes, 1.75%, 12/31/24	180,000	173,616
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	344,648
U.S. Treasury Notes, 1.50%, 2/15/25(3)	400,000	383,430
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	364,702
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	188,465
U.S. Treasury Notes, 0.375%, 4/30/25	100,000	93,773
U.S. Treasury Notes, 2.75%, 8/31/25	150,000	144,885
U.S. Treasury Notes, 0.375%, 1/31/26	105,000	95,882
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	124,748
U.S. Treasury Notes, 2.25%, 8/15/27	125,000	115,913
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	219,565
U.S. Treasury Notes, 2.375%, 5/15/29	315,000	284,977
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	336,684
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $14,836,974)		14,216,700

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.1%
GNMA, 4.00%, TBA	1,150,000	1,059,415
GNMA, 4.00%, TBA	300,000	276,510
GNMA, 5.00%, TBA	900,000	874,324
GNMA, 5.50%, TBA	700,000	694,848
GNMA, 5.50%, TBA	500,000	496,398
GNMA, 6.00%, TBA	50,000	50,366
UMBS, 2.00%, TBA	300,000	262,066
UMBS, 2.00%, TBA	150,000	131,174
UMBS, 3.00%, TBA	800,000	674,386
UMBS, 3.00%, TBA	400,000	368,563
UMBS, 3.00%, TBA	400,000	337,646
UMBS, 3.00%, TBA	250,000	230,430
UMBS, 4.00%, TBA	1,150,000	1,044,142
UMBS, 4.00%, TBA	500,000	454,209
UMBS, 4.00%, TBA	300,000	288,408
UMBS, 4.00%, TBA	150,000	144,251
UMBS, 4.50%, TBA	600,000	585,135
UMBS, 5.00%, TBA	900,000	866,106
UMBS, 5.00%, TBA	350,000	337,024
UMBS, 5.50%, TBA	750,000	739,036
UMBS, 6.00%, TBA	100,000	100,285
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $9,861,662)		10,014,722
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	77,000	75,746
FHLB, 5.42%, 3/6/24	100,000	99,989
FHLB, 3.25%, 11/16/28	100,000	95,251
FNMA, 0.375%, 8/25/25	25,000	23,169
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	164,527
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	79,254
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $567,108)		537,936
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Japan — 0.5%
Japan Bank for International Cooperation, 1.75%, 10/17/24	250,000	242,122
Sweden — 0.3%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	185,413
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $431,824)		427,535
SHORT-TERM INVESTMENTS — 12.3%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	535,092	535,092
State Street Navigator Securities Lending Government Money Market Portfolio(4)	906,673	906,673
		1,441,765
Treasury Bills(5) — 9.7%
U.S. Treasury Bills, 5.48%, 12/7/23	750,000	749,341
U.S. Treasury Bills, 5.44%, 12/14/23	1,500,000	1,497,158
U.S. Treasury Bills, 5.40%, 4/25/24	500,000	489,530
U.S. Treasury Bills, 5.40%, 5/16/24	500,000	488,035
U.S. Treasury Bills, 5.46%, 5/30/24	1,000,000	974,010

U.S. Treasury Bills, 5.49%, 12/5/23	1,200,000	1,199,298
		5,397,372
TOTAL SHORT-TERM INVESTMENTS (Cost $6,838,623)		6,839,137
TOTAL INVESTMENT SECURITIES — 119.4% (Cost $68,123,163)		66,214,784
OTHER ASSETS AND LIABILITIES — (19.4)%		(10,758,346)
TOTAL NET ASSETS — 100.0%		$55,456,438

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	2	March 2024	$213,703	$934
U.S. Treasury Long Bonds	5	March 2024	582,188	2,287
U.S. Treasury Ultra Bonds	1	March 2024	123,000	(221)
			$918,891	$3,000
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 41	Sell	1.00%	12/20/28	$1,000,000	$12,662	$6,131	$18,793
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
CDX	–	Credit Derivatives Indexes
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,034,103. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $74,868, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $293,324.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,066,633, which includes securities collateral of $159,960.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$34,178,754	—
U.S. Treasury Securities	—	14,216,700	—
U.S. Government Agency Mortgage-Backed Securities	—	10,014,722	—
U.S. Government Agency Securities	—	537,936	—
Sovereign Governments and Agencies	—	427,535	—
Short-Term Investments	$1,441,765	5,397,372	—
	$1,441,765	$64,773,019	—
Other Financial Instruments
Futures Contracts	$3,221	—	—
Swap Agreements	—	$18,793	—
	$3,221	$18,793	—

Liabilities
Other Financial Instruments
Futures Contracts	$221	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.